SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTED REPORTING	SEGMENTED REPORTING
The Company has three reportable segments: Transmission, Distribution, and Other. The composition of these segments is described in Note 1 to the consolidated financial statements.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the CODM in deciding how to allocate resources and evaluate the performance of each of the segments. Hydro One’s CODM consists of its Chief Executive Officer and certain members of the executive leadership team. The CODM evaluates segment performance based on income before financing charges and income tax expense from continuing operations (excluding certain allocated corporate governance costs) (EBIT). The CODM considers the key components of EBIT to understand the variances to prior period on a quarterly basis and measures them against the Company’s budget and forecast across each of the three segments on a monthly basis in order to properly allocate resources between and within the operating segments.

Year ended December 31, 2024 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,269	6,175	40	8,484
Purchased power	—	4,143	—	4,143
Operation, maintenance and administration	475	721	112	1,308
Depreciation, amortization and asset removal costs	554	502	10	1,066
Income (loss) before financing charges and income tax expense	1,240	809	(82)	1,967

Capital investments	1,860	1,185	18	3,063

Year ended December 31, 2023 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,214	5,582	48	7,844
Purchased power	—	3,652	—	3,652
Operation, maintenance and administration	499	765	90	1,354
Depreciation, amortization and asset removal costs	526	460	10	996
Income (loss) before financing charges and income tax expense	1,189	705	(52)	1,842

Capital investments	1,493	1,015	23	2,531
Total Assets by Segment:

As at December 31 (millions of dollars)	2024	2023
Transmission	21,630	19,819
Distribution	14,040	12,696
Other	1,012	337
Total assets	36,682	32,852
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2024	2023
Transmission	157	157
Distribution	216	216
Total goodwill	373	373
All revenues, assets and substantially all costs, as the case may be, are earned, held or incurred in Canada.